Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 10, 2023	Feb. 10, 2023	Nov. 22, 2022	Nov. 01, 2022	Aug. 26, 2022	Aug. 05, 2022	Apr. 04, 2022	Mar. 08, 2022	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)	276,250
Shares issued of additional private units (in Shares)			18,348	2,000,000	2,000,000			2,000,000
Gross proceeds			$ 183,480
Principal amount received								$ 1,250,000	$ 5	$ 87,500	$ 150,000	$ 573,392		$ 573,392	$ 500,000	$ 300,000	$ 300,000
Outstanding aggregate amount					$ 1,584,284			1,146,784
Conversion price of per unit (in Dollars per share)				$ 10	$ 10						$ 10				$ 10
Outstanding under note								150,000
Outstanding value								300,000
General and administrative services					$ 10,000			10,000
Payments for Other Fees							$ 90,000	120,000
Agreement amount				$ 70,000	70,000		0	10,000
Convertible promissory note				300,000	300,000
Aggregate principal amounts					400,000			$ 1,250,000
Administrative and support services					10,000
Fee amount				$ 30,000		$ 60,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount received													$ 300,000
Principal amount												$ 573,392		$ 573,392
Conversion price of per unit (in Dollars per share)								$ 10					$ 10
Sponsor [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note								$ 500,000
Convertible Promissory Notes One [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note								300,000
2022 Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note					1,250,000			1,250,000
2023 Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note					400,000			$ 0
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares (in Shares)		1,437,500
Aggregate price		$ 25,000
Aggregate principal amounts					$ 400,000